COMMITMENTS AND CONTINGENCIES, Underwriting Agreement and Consulting Arrangement (Details) - USD ($)	Sep. 17, 2020	Dec. 31, 2020
Underwriting Agreement [Abstract]
Deferred underwriting fees	$ 8,050,000
Consulting Arrangement [Abstract]
Consulting arrangement fee		$ 1,350,000
Percentage of fee contingent on closing transaction		90.00%
Initial Public Offering [Member]
Underwriting Agreement [Abstract]
Underwriters deferred fee (in dollars per unit)	$ 0.35
Deferred underwriting fees	$ 8,050,000
Initial Public Offering [Member] | PIMCO [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)	1,980,000